Average Annual Total Returns - Class K - iShares MSCI EAFE International Index Fund	Apr. 30, 2021
MSCI EAFE Index (Europe, Australasia, Far East) (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.82%
5 Years	7.45%
10 Years	5.51%
Class K Shares
Average Annual Return:
1 Year	8.07%
5 Years	7.63%
10 Years	5.43%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	7.72%
5 Years	7.02%
10 Years	4.79%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.29%
5 Years	6.05%
10 Years	4.25%